MAINLAND CHINA CONTRIBUTION PLAN (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
MAINLAND CHINA CONTRIBUTION PLAN
Contribution for employee benefits	¥ 61,725	¥ 67,384	¥ 81,468